Other intangible assets (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₨ 53	₨ 110	₨ 194
Disposals, intangible assets other than goodwill		1,131
Teva Pharmaceutical Industries Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Consideration transferred for acquisition of asset		23,366
XenoPort, Inc. [Member]
Disclosure of detailed information about intangible assets [line items]
Consideration transferred for acquisition of asset		3,159
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Interest costs capitalised	₨ 458	₨ 258
Other Intangible Assets [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	0.81%	0.91%
Other Intangible Assets [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	2.76%	2.14%
Other Intangible Assets [Member] | Teva Pharmaceutical Industries Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Consideration transferred for acquisition of asset		₨ 23,366
Other Intangible Assets [Member] | XenoPort, Inc. [Member]
Disclosure of detailed information about intangible assets [line items]
Consideration transferred for acquisition of asset		3,159
Research and development expenses [Member] | Product One [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		27	100
Research and development expenses [Member] | Product Two [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		11	33
Selling, general and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		₨ 72	₨ 61
Selling, general and administrative expenses [Member] | Product One [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₨ 20
Selling, general and administrative expenses [Member] | Product Two [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₨ 33